PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

9.           PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2020	2021
Buildings	956	978
Furniture, fixture and equipment	14,913	15,397
Leasehold improvement	80,464	79,469
Motor vehicles	1,130	971
Total	97,463	96,815
Less: Accumulated depreciation	(49,428)	(57,248)
Impairment	(397)	(188)
	47,638	39,379

Depreciation expenses were $9,296, $9,239 and $10,555 for the years ended December 31, 2019 2020 and 2021, respectively.

The Group recorded impairment loss for the property, plant and equipment of $nil, $374 and $nil for the years ended December 31, 2019, 2020 and 2021, respectively.